Cover	Nov. 17, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2020
Entity File Number	001-38296
Entity Registrant Name	LEGACY ACQUISITION CORP.
Entity Central Index Key	0001698113
Entity Tax Identification Number	81-3674868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Corporate Drive
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	(609)
Local Phone Number	642-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one Warrant to purchase one-half of one share of Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one Warrant to purchase one-half of one share of Class A common stock
Trading Symbol	LGC.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LGC
Security Exchange Name	NYSE
Warrants, exercisable for one-half of one share of Class A common stock for $5.75 per half share, or $11.50 per whole share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, exercisable for one-half of one share of Class A common stock for $5.75 per half share, or $11.50 per whole share
Trading Symbol	LGC.WS
Security Exchange Name	NYSE